HODGES FUND
                                  -------------
                                       HF

May 13, 1998








Dear Hodges Fund Shareholders:

For the year ending March 31, 1998, the Hodges Fund performed well. The one year total return is 37.69%. The five year average annual total return is 17.96%. Since inception on October 9, 1992, the average annual total return is 19.28% and the total return since then is 162.68%.

Some of our core holdings that have done particularly well this year include Home Depot, Inc., Southwest Airlines Company, Costco Companies, Inc., Wal-Mart Stores, Inc., Capital Southwest Corp., and William Wrigley, Jr. Co.

Contrarian stocks in our portfolio that have done well include Palm Harbor Homes, Inc., CMI Corp., Calloway's Nursery, Inc., and Triangle Pacific Corp.

We continue to look for value in moderate growth stocks, as well as companies that are growing very rapidly, and in stocks whose shares have been battered and are depressed, but appear to have good turnaround potential. It is a mix which provides great balance.

We are delighted to have you as one of our shareholders and trust that you are pleased with your investment. If you have family or friends who should have an interest in hearing about the Fund, we would be glad to send them a prospectus and encourage them to read it carefully. Just call 1-800-456-1979.

Sincerely,


/s/ Don Hodges
Don Hodges

                                   HODGES FUND
                                  -------------
                                       HF

             Value of $10,000 vs S & P 500 and Russell 2000 Indices


   Qtr              Adj Fund              Adj S &  P             Adj Russ2
 10/9/92             10000                 10000                 10000
 12/31/92            10685.1               10893.874             11776.617
  3/31/93            11208.4               11364.276             12279.959
  6/30/93            10961                 11410.562             12549.139
  9/30/93            11322.5               11713.581             13646.564
 12/31/93            11347                 11988.534             13999.939
  3/31/94            11232.6               11529.451             13627.076
  6/30/94            10435.2               11569.939             13093.893
  9/30/94            11170.7               12146.439             14003.593
 12/31/94            11458.5               12141.378             13744.614
  3/31/95            12311.2               13322.444             14379.196
  6/30/95            13157.5               14593.321             15727.227
  9/30/95            14890                 15752.027             17280.492
 12/31/95            14379.5               16698.352             17655.03
  3/31/96            16290.9               17598.023             18555.899
  6/30/96            17329.3               18375.585             19484.174
  9/30/96            17407                 18951.257             19550.098
 12/31/96            18331.3               20537.484             20567.135
  3/31/97            18599                 21081.501             19503.662
  6/30/97            20998.2               24755.091             22665.307
  9/30/97            25343.2               26612.59              26038.58
 12/31/97            24139.6               27385.643             25166.639
  3/31/98            26267.9               31203.243             27445.837

                          Average Annual Total Return
                          Period Ended March 31, 1998

                     1 Year .......................... 37.69%
                     5 Year .......................... 17.96%
                     Since Inception (10/9/92) ....... 19.28%


Past performance is not predictive of future performance.

The Russell 2000 is formed by taking the 3,000 largest U. S. companies and then eliminating the largest 1,000 leaving a good small company index. The S&P 500 is a broad market-weighted average of U. S. blue-chip companies. The indices are unmanaged and returns include reinvested dividends.

                                   HODGES FUND
                                  -------------
                                       HF

SCHEDULE OF INVESTMENTS at March 31, 1998
----------------------------------------------------------------------------------------------
      Shares         COMMON STOCKS: 98.4%                                         Market Value
----------------------------------------------------------------------------------------------
                     Aircraft Manufacturing: 1.2%
       7,500         Boeing Company...........................................      $ 390,938
                                                                                    ---------

                     Airlines: 4.2%
       2,000         AMR Corp.................................................        286,375
       5,000         KLM Royal Dutch Airlines.................................        203,125
      30,000         Southwest Airlines Company...............................        886,875
                                                                                    ---------
                                                                                    1,376,375
                                                                                    ---------
                     Broadcasting and Communications: 4.8%
      10,000         A.H. Belo Corp...........................................        550,000
      29,620         CBS Corp.................................................      1,005,229
                                                                                    ---------
                                                                                    1,555,229
                                                                                    ---------
                     Building Materials: 7.6%
      25,000         Elcor Corp.*.............................................        671,875
      25,000         NCI Building System, Inc.*...............................      1,212,500
      15,000         Triangle Pacific Corp.*..................................        570,000
                                                                                    ---------
                                                                                    2,454,375
                                                                                    ---------
                     Commercial Services: 0.8%
     131,500         The Dwyer Group, Inc.*...................................        263,000
                                                                                    ---------

                     Computers, Software and Networking: 5.5%
       2,000         America Online, Inc.*....................................        136,625
      10,000         American Power Conversion Corp.*.........................        286,875
       2,000         International Business Machines Corp.....................        207,750
       1,000         Lernout & Hauspie Speech Products........................         87,375
     100,000         ODS Networks, Inc.*......................................        600,000
      35,900         Tyler Corp...............................................        278,225
       2,000         Yahoo! Inc.*.............................................        184,875
                                                                                    ---------
                                                                                    1,781,725
                                                                                    ---------
                     Confectionaries: 4.8%
      10,300         Tootsie Roll Industries, Inc.............................        738,381
      10,000         William Wrigley, Jr. Company.............................        817,500
                                                                                    ---------
                                                                                    1,555,881
                                                                                    ---------

See accompanying Notes to Financial Statements.

                                   HODGES FUND
                                  -------------
                                       HF

SCHEDULE OF INVESTMENTS at March 31, 1998, Continued
----------------------------------------------------------------------------------------------
      Shares                                                                      Market Value
----------------------------------------------------------------------------------------------
                     Construction Equipment: 3.9%
     200,000         CMI Corp., Class A.......................................    $ 1,275,000
                                                                                  -----------

                     Construction Materials: 2.6%
       5,000         Texas Industries, Inc....................................        289,062
       5,000         Vulcan Materials Company.................................        547,500
                                                                                  -----------
                                                                                      836,562
                                                                                  -----------
                     Consumer Products: 1.0%
     271,000         Pentech International, Inc.*+............................        311,938
                                                                                  -----------

                     Correctional: 2.8%
      30,000         Children's Comprehensive Services, Inc.*.................        570,000
      10,000         Corrections Corporation of America.......................        341,250
                                                                                  -----------
                                                                                      911,250
                                                                                  -----------
                     Cosmetics and Toiletries: 1.8%
       5,000         The Estee Lauder Companies, Inc., Class A................        339,375
       5,000         Kimberly-Clark Corp......................................        250,625
                                                                                  -----------
                                                                                      590,000
                                                                                  -----------
                     Electronic Components: 5.4%
      10,000         Dallas Semiconductor Corp................................        336,250
      15,000         Kent Electronics Corp....................................        315,937
      10,000         Micron Technology, Inc...................................        290,625
      15,000         Texas Instruments, Inc...................................        811,875
                                                                                  -----------
                                                                                    1,754,687
                                                                                  -----------
                     Entertainment: 1.1%
       9,999         Gaylord Entertainment Company, Class A*..................        357,464
                                                                                  -----------

                     Financial: 3.0%
      50,000         Capstead Mortgage Corp...................................        987,500
                                                                                  -----------

                     Food Products: 1.4%
      10,000         Earthgrains Company*.....................................        441,875
                                                                                  -----------

See accompanying Notes to Financial Statements.
4

                                   HODGES FUND
                                  -------------
                                       HF

SCHEDULE OF INVESTMENTS at March 31, 1998, Continued
----------------------------------------------------------------------------------------------
      Shares                                                                      Market Value
----------------------------------------------------------------------------------------------
                     Gas Distribution: 1.8%
      20,000         Atmos Energy Corp........................................      $ 592,500
                                                                                    ---------

                     Home Manufacturing: 2.1%
      18,750         Palm Harbor Homes, Inc.*.................................        691,406
                                                                                    ---------

                     Hotels/Motels: 1.2%
       7,500         Bristol Hotel Company....................................        206,250
      10,000         Host Marriott Corp.......................................        189,375
                                                                                    ---------
                                                                                      395,625
                                                                                    ---------
                     Medical Related Services: 6.5%
      90,000         Diagnostic Health Services, Inc.*........................      1,147,500
     170,000         Laboratory Specialists of America, Inc.*.................        818,125
      10,000         Physicians Reliance Network, Inc.........................        137,500
                                                                                    ---------
                                                                                    2,103,125
                                                                                    ---------
                     Oil and Gas Drilling: 1.5%
      20,000         Global Marine, Inc.*.....................................        495,000
                                                                                    ---------

                     Pharmaceuticals: 2.8%
      10,000         Agouron Pharmaceuticals, Inc.*...........................        378,750
      10,000         Carter-Wallace, Inc......................................        181,875
       2,000         Warner Lambert Company...................................        340,625
                                                                                    ---------
                                                                                      901,250
                                                                                    ---------
                     Photo Equipment and Supplies: 0.6%
       3,000         Eastman Kodak Company....................................        194,625
                                                                                    ---------

                     Publishing - Books: 3.7%
      20,000         Houghton Mifflin Company.................................        637,500
      40,000         Thomas Nelson, Inc.......................................        550,000
                                                                                    ---------
                                                                                    1,187,500
                                                                                    ---------
                     Racetracks: 1.2%
      15,000         Speedway Motorsports, Inc................................        402,188
                                                                                    ---------

See accompanying Notes to Financial Statements.

                                   HODGES FUND
                                  -------------
                                       HF

SCHEDULE OF INVESTMENTS at March 31, 1998, Continued
----------------------------------------------------------------------------------------------
      Shares                                                                      Market Value
----------------------------------------------------------------------------------------------
                     Real Estate: 2.4%
      17,500         Texas Pacific Land Trust.................................     $  765,625
                                                                                   ----------

                     Restaurants: 2.5%
      20,000         Cracker Barrel Old Country Store Corp....................        800,000
                                                                                   ----------

                     Retail: 14.0%
     249,400         Calloway's Nursery, Inc.*................................        709,231
       5,000         CompUSA, Inc.............................................        130,000
      20,000         Costco Companies, Inc.*..................................      1,070,000
     356,500         E-Z Serve Corp.*.........................................        133,688
      40,000         Harold Stores, Inc.......................................        295,000
      15,000         Home Depot, Inc. ........................................      1,021,875
     250,000         Southland Corp.*.........................................        519,531
      35,000         Travel Ports of America, Inc.............................        140,000
      10,000         Wal-Mart Stores, Inc.....................................        508,125
                                                                                   ----------
                                                                                    4,527,450
                                                                                   ----------
                     Shoe and Boot Manufacturing: 2.4%
      26,500         Justin Industries........................................        372,656
      30,000         Stride Rite Corp.........................................        406,875
                                                                                   ----------
                                                                                      779,531
                                                                                   ----------
                     Stock Brokerage: 1.9%
      25,000         E*Trade Group, Inc.*.....................................        623,438
                                                                                   ----------

                     Venture Capital: 1.9%
       5,500         Capital Southwest Corp...................................        517,000
     100,000         Southern Venture II LP*..................................         84,588
                                                                                   ----------
                                                                                      601,588
                                                                                   ----------

                     Total Common Stocks (cost $26,146,620) ..................     31,904,650
                                                                                   ----------

See accompanying Notes to Financial Statements.
6

                                   HODGES FUND
                                  -------------
                                       HF

SCHEDULE OF INVESTMENTS at March 31, 1998, Continued
----------------------------------------------------------------------------------------------
     Contracts       LONG EQUITY OPTIONS: 0.7%                                    Market Value
----------------------------------------------------------------------------------------------
                     Common Stocks / Expiration Date / Exercise Price
                     ------------------------------------------------
          40         America Online, Inc. / April 30 Call.....................      $ 153,500
          50         Corrections Corporation of America / April 30 Call.......         21,562
          50         Texas Instruments, Inc. / July 50 Call...................         49,375
                                                                                  -----------

                     Total Long Equity Options (cost $132,475)................        224,437
                                                                                  -----------


                     LONG INDEX OPTIONS: 0.1%
----------------------------------------------------------------------------------------------
                     Index / Expiration Date / Exercise Price
                     ----------------------------------------
          25         OEX Index S&P 100 / April 525 Put (cost $80,125).........         20,313
                                                                                  -----------


Principal Amount     REPURCHASE AGREEMENT: 2.0%
----------------------------------------------------------------------------------------------
    $678,000         Star Bank Repurchase Agreement, 5.00%, dated 3/31/1998,
                     due 4/1/1998, collateralized by $694,450 GNMA, due
                     5/20/2024 (proceeds $678,094) (cost $678,000)............        678,000
                                                                                  -----------

                     Total Investment in Securities (cost $27,037,220++): 101.2%   32,827,400
                     Liabilities in excess of Other Assets: (1.2%)............       (393,265)
                                                                                  -----------
                     Total Net Assets: 100.0%.................................    $32,434,135
                                                                                  ===========


* Non-income producing security.

+ Restricted security.

++ At March 31, 1998, the cost of securities for Federal tax purposes was $27,085,520. Unrealized appreciation and depreciation of securities were as follows:

                     Gross unrealized appreciation............................    $ 7,214,018
                     Gross unrealized depreciation............................     (1,472,138)
                                                                                  -----------
                              Net unrealized appreciation.....................    $ 5,741,880
                                                                                  ===========

See accompanying Notes to Financial Statements.

                                   HODGES FUND
                                  -------------
                                       HF

STATEMENT OF ASSETS AND LIABILITIES at March 31, 1998
----------------------------------------------------------------------------------------------
ASSETS
      Investments in securities, at value (cost $27,037,220) ................     $32,827,400
      Cash ..................................................................             172
      Receivables:
            Dividends and interest ..........................................          24,782
            Fund shares sold ................................................         182,155
      Prepaid expenses ......................................................           2,597
                                                                                  -----------
                  Total assets ..............................................      33,037,106
                                                                                  -----------
LIABILITIES
      Payables:
            Advisory fees ...................................................          22,604
            Distribution fees ...............................................          36,956
            Administration fee ..............................................           5,319
            Securities purchased ............................................         517,615
      Accrued expenses ......................................................          20,477
                                                                                  -----------
                  Total liabilities .........................................         602,971
                                                                                  -----------

NET ASSETS ..................................................................     $32,434,135
                                                                                  ===========

      Net asset value and redemption price per share
            ($32,434,135/2,246,224 shares outstanding;
            unlimited shares authorized without par value) ..................          $14.44
                                                                                       ======
      Computation of offering price per share
            (Net asset value $14.44/.975) ...................................          $14.81
                                                                                       ======

COMPONENTS OF NET ASSETS
      Paid-in capital .......................................................     $27,073,158
      Distribution in excess of net realized gains on investments ...........        (429,203)
      Net unrealized appreciation on investments ............................       5,790,180
                                                                                  -----------
            Net assets ......................................................     $32,434,135
                                                                                  ===========

See accompanying Notes to Financial Statements.
8

                                   HODGES FUND
                                  -------------
                                       HF

STATEMENT OF OPERATIONS - For the Year Ended March 31, 1998
----------------------------------------------------------------------------------------------
INVESTMENT INCOME
      Income
            Dividends .........................................................    $  267,125
            Interest ..........................................................        52,890
                                                                                   ----------
                  Total income ................................................       320,015
                                                                                   ----------
      Expenses
            Advisory fees .....................................................       225,283
            Distribution fees .................................................       132,520
            Administration fee ................................................        53,008
            Transfer agent fees ...............................................        23,244
            Custody fees ......................................................        23,002
            Fund accounting fees ..............................................        18,699
            Registration fees .................................................        10,173
            Audit fee .........................................................        10,119
            Reports to shareholders ...........................................         7,118
            Trustee fees ......................................................         6,841
            Miscellaneous .....................................................         5,947
            Legal fees ........................................................         3,000
            Insurance .........................................................         2,303
                                                                                   ----------
                  Total expenses ..............................................       521,257
                                                                                   ----------
                        Net investment loss ...................................      (201,242)
                                                                                   ----------


REALIZED AND UNREALIZED GAIN ON INVESTMENTS
      Net realized gain from security transactions ............................     3,942,955
      Net change in unrealized appreciation on investments ....................     4,957,429
                                                                                   ----------
                  Net realized and unrealized gain on investments .............     8,900,384
                                                                                   ----------
                        Net increase in net assets resulting from operations ..    $8,699,142
                                                                                   ==========

See accompanying Notes to Financial Statements.

                                   HODGES FUND
                                  -------------
                                       HF

STATEMENT OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------
                                                                     Year            Year
                                                                     Ended           Ended
                                                                   March 31,       March 31,
                                                                     1998            1997
----------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM:
OPERATIONS
Net investment loss .........................................   $   (201,242)   $   (158,367)
Net realized gain from security transactions ................      3,942,955       3,206,306
Net change in unrealized appreciation on investments ........      4,957,429        (904,746)
                                                                ------------    ------------
      Net increase in net assets resulting from operations ..      8,699,142       2,143,193
                                                                ------------    ------------


DISTRIBUTIONS TO SHAREHOLDERS
Net realized gain from security transactions ................     (5,773,636)     (1,706,975)
                                                                ------------    ------------


CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change
   in outstanding shares (a) ................................     10,086,163       5,714,684
                                                                ------------    ------------
      Total increase in net assets ..........................     13,011,669       6,150,902


NET ASSETS
Beginning of year ...........................................     19,422,466      13,271,564
                                                                ------------    ------------
End of year .................................................   $ 32,434,135    $ 19,422,466
                                                                ============    ============


(a) A summary of capital shares transactions is as follows:

                                                         Year Ended                      Year Ended
                                                       March 31, 1998                  March 31, 1997
                                                ----------------------------    ----------------------------
                                                   Shares          Value           Shares          Value
                                                ------------    ------------    ------------    ------------
Shares sold .................................        478,221    $  6,465,806         385,232    $  5,092,543
Shares issued in reinvestment of distribution        451,510       5,757,747         113,132       1,399,627
Shares redeemed .............................       (154,460)     (2,137,390)        (58,775)       (777,486)
                                                ------------    ------------    ------------    ------------
Net increase ................................        775,271    $ 10,086,163         439,589    $  5,714,684
                                                ============    ============    ============    ============

See accompanying Notes to Financial Statements.
10

                                   HODGES FUND
                                  -------------
                                       HF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each year
-----------------------------------------------------------------------------------------------------------------------
                                                                        Year Ended March 31,
                                                      -----------------------------------------------------------------
                                                         1998          1997          1996          1995          1994
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ................   $   13.20     $   12.87     $   11.55     $   10.80     $   11.78
Income from investment operations:
      Net investment loss .........................       (0.09)        (0.11)        (0.07)        (0.08)        (0.03)
      Net realized and unrealized
         gain on investments ......................        4.79          1.85          3.42          1.09          0.07
                                                      ---------     ---------     ---------     ---------     ---------
Total from investment operations ..................        4.70          1.74          3.35          1.01          0.04
                                                      ---------     ---------     ---------     ---------     ---------
Less distributions:
      From net investment income ..................        0.00          0.00          0.00          0.00         (0.01)
      From net capital gains ......................       (3.46)        (1.41)        (2.03)        (0.26)        (1.01)
                                                      ---------     ---------     ---------     ---------     ---------
Total distributions ...............................       (3.46)        (1.41)        (2.03)        (0.26)        (1.02)
                                                      ---------     ---------     ---------     ---------     ---------
Net asset value, end of year ......................   $   14.44     $   13.20     $   12.87     $   11.55     $   10.80
                                                      =========     =========     =========     =========     =========

Total return ......................................       41.21%        14.18%        32.33%         9.60%         0.22%

Ratios/supplemental data:
Net assets, end of year (millions) ................   $    32.4     $    19.4     $    13.3     $     9.3     $     8.5

Ratio of expenses to average net assets:
      Before expense reimbursement ................        1.96%         2.14%         2.08%         2.31%         2.63%
      After expense reimbursement .................        1.96%         2.14%         2.08%         2.31%         2.07%

Ratio of net investment loss to average net assets:
      Before expense reimbursement ................       (0.76%)       (0.95%)       (0.61%)       (0.75%)       (0.84%)
      After expense reimbursement .................       (0.76%)       (0.95%)       (0.61%)       (0.75%)       (0.29%)

Portfolio turnover rate ...........................       94.05%       115.77%       124.89%        73.65%       192.03%

Average commission rate paid per share++ ..........   $   .0303     $   .0331          --            --            --


++For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate paid per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

See accompanying Notes to Financial Statements.

                                   HODGES FUND
                                  -------------
                                       HF

NOTES TO FINANCIAL STATEMENTS at March 31, 1998
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

      Hodges Fund (the "Fund") is a series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as a non-diversified, open-end management investment company. The Fund's primary investment objective is capital appreciation. The Fund began operations on October 9, 1992.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

      A. Security Valuation. Investments in securities traded on a national securities exchange or included in the NASDAQ National Market System are valued at the last reported sales price at the close of regular trading on the last business day of the period; securities traded on an exchange or NASDAQ for which there have been no sales and other over-the-counter securities are valued at the last reported bid price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

      B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

      C. Security Transactions, Investment Income and Distributions. As is common in the industry, security transactions are accounted for on the trade date. The cost of securities owned on realized transactions are relieved on a first-in, first-out basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

      D. Use of Estimates. The preparation financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

NOTE 3 - RESTRICTED SECURITIES

      On March 31, 1998, the Fund held a restricted security (i.e., a security which may not be publicly sold without registration under the Securities Act or without an exemption under that Act). This security is valued at fair value as determined by the Board of Trustees, giving consideration to credit quality, dividend rate, if any, projected earnings and marketability of the securities of comparable issuers. On March 31, 1998, and on the date of acquisition, there were no market quotations available for unrestricted securities of the same class. The date of acquisition and cost of the restricted security is as follows:
12

                                   HODGES FUND
                                  -------------
                                       HF

NOTES TO FINANCIAL STATEMENTS, Continued
--------------------------------------------------------------------------------

                                                                      Per Unit Value
                                    Shares       Acquisition Date       at 3-31-98        Cost
                                    ------       ----------------       ----------        ----
Pentech International, Inc.         50,000       January 13, 1997         $0.4375        $25,000
                                                                                         =======

The restricted security had a fair value of $21,875, or 0.07% of net assets at March 31, 1998.

NOTE 4 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

      For the year ended March 31, 1998, Hodges Capital Management, Incorporated (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 0.85% based upon the average daily net assets of the Fund. For the year ended March 31, 1998, the Fund incurred $225,283 in Advisory fees.

      Investment Company Administration Corporation (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

             Under $15 million            $30,000
             $15 to $50 million           0.20% of average daily net assets
             $50 to $100 million          0.15% of average daily net assets
             $100 to $150 million         0.10% of average daily net assets
             Over $150  million           0.05% of average daily net assets

      For the year ended March 31, 1998, the Fund incurred $53,008 in Administration fees.

      First Dallas Securities, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Advisor. For the year ended March 31, 1998, the Distributor received as commissions $95,040 from the Fund in connection with its distribution of the Fund's shares.

      Certain officers and trustees of the Trust are also officers and/or directors of the Administrator.

NOTE 5 - DISTRIBUTION COSTS

     The Fund has adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will pay a fee to the Distributor at an annual rate of up to 0.50% of the average daily net assets of the Fund. The fee is paid to the Distributor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activity. During the year ended March 31, 1998, the Fund paid fees of $132,520 to the Distributor.

                                   HODGES FUND
                                  -------------
                                       HF

NOTES TO FINANCIAL STATEMENTS, Continued
--------------------------------------------------------------------------------

NOTE 6 - PURCHASES AND SALES OF SECURITIES

      The cost of purchases and proceeds from sales of securities, excluding short-term securities, for the year ended March 31, 1998, were $27,187,046 and $23,344,539, respectively.

NOTE 7 - YEAR 2000 ISSUE (Unaudited)

      Like other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems it uses and those used by the Fund's brokers and other major service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 issue". Management is assessing its computer systems and the systems compliance issues of its brokers and major service providers. Based on information available to management, the Fund's brokers and major service providers are taking steps that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use. At this time, however, there can be no assurance that these steps will be sufficient, and the failure of a timely completion of all necessary procedures could have a material adverse effect on the Fund's operations. Management will continue to monitor the status of and the Fund's exposure to, this issue.
14

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS OF
      HODGES FUND and
THE BOARD OF TRUSTEES OF
      PROFESSIONALLY MANAGED PORTFOLIOS

      We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Hodges Fund, a series of Professionally Managed Portfolios, as of March 31, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

      We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1998, by correspondence with the custodian and brokers. Where brokers did not reply to our confirmation request, we carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Hodges Fund as of March 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                                            Tait, Weller & Baker


Philadelphia, Pennsylvania
April 24, 1998

                                     Advisor
                     Hodges Capital Management, Incorporated
                                2905 Maple Avenue
                               Dallas, Texas 75201
                                 (800) 388-8512
                                        o
                                   Distributor
                          First Dallas Securities, Inc.
                                2905 Maple Avenue
                               Dallas, Texas 75201
                                        o
                                    Custodian
                                 Star Bank, N.A.
                                425 Walnut Street
                             Cincinnati, Ohio 45202
                                        o
                                 Transfer Agent
                          American Data Services, Inc.
                                  P.O. Box 5536
                         Hauppauge, New York 11788-0132
                                        o
                                    Auditors
                              Tait, Weller & Baker
                       Eight Penn Center Plaza, Suite 800
                        Philadelphia, Pennsylvania 19103
                                        o
                                  Legal Counsel
                      Paul, Hastings, Janofsky & Walker LLP
                        345 California Street, 29th Floor
                         San Francisco, California 94104

              This report is intended for shareholders of the Fund
                 and may not be used as sales literature unless
                preceded or accompanied by a current prospectus.

              Past performance results shown in this report should
                  not be considered a representation of future
               performance. Share price and returns will fluctuate
                so that shares, when redeemed, may be worth more
             or less than their original cost. Statements and other
             information herein are dated and are subject to change.


                                   HODGES FUND
                                  -------------
                                       HF

                                    Designed
                                  for Investors
                                 Who Want Growth


                                  Annual Report


                               For the Year Ended
                                 March 31, 1998